Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	6,582,737	6,582,737	6,492,563
Common stock, shares outstanding	6,582,737	6,582,737	6,492,563